Income tax (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred income tax related to items recognized in OCI during the year
Net gain (loss) cash flow hedges	$ 118	$ 362	$ (80)
Remeasurement gain (loss) of employee benefits	39	32	(79)
Benefit (expense) deferred income tax recognized in OCI	$ 157	$ 394	$ (159)